ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 14, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2021 USD ($) shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares							863,333	7,950,769
Fair value of warrants | $										$ 34,860,000
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.25
Fair value of the warrant liability | ¥			¥ 688
Gain (loss) in fair value changes of warrants liability	¥ 671	$ 99	6,226		¥ (933,995)
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability | ¥	0		¥ 688
Gain (loss) in fair value changes of warrants liability	¥ 0			$ (6,226)
Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares							240	2,209
Exercise price of warrants (in dollars per share) | $ / shares								$ 900
Class A Ordinary Shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares						863,333			7,950,769	8,814,102
Exercise price of warrants (in dollars per share) | $ / shares						$ 6.24			$ 0.8
Class A Ordinary Shares | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares						240			2,209	2,449
Exercise price of warrants (in dollars per share) | $ / shares						$ 22,464			$ 2,880